Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form S-3 (No. 333-268992) filed by Cognition Therapeutics, Inc. on December 23, 2022 and declared effective on January 3, 2023. The maximum aggregate offering amount of the offering is $31,565,310.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 31,565,310.00
Final Prospectus	true